Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)
24 — Quarterly Financial Information (unaudited)
The following table provides a summary of unaudited quarterly financial information.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)	Year Ended
2021	in thousands
Commission and fee revenue	$54,373	$83,443	$76,188	$57,567	$271,571
Earned premium	63,234	70,437	78,700	83,453	295,824
Membership and other revenue	11,593	13,529	13,198	13,364	51,684

Total revenues	$129,200	$167,409	$168,086	$154,384	$619,079

Operating income (loss)	$(5,096)	$14,274	$1,758	$(21,006)	$(10,070)
Net income (loss)	$(6,850)	$12,503	$(548)	$(66,459)	$(61,354)

2020
Commission and fee revenue	$46,015	$71,993	$67,939	$50,496	$236,443
Earned premium	50,454	52,954	56,969	60,125	220,502
Membership and other revenue	10,390	10,515	10,873	10,825	42,603

Total revenues	$106,859	$135,462	$135,781	$121,446	$499,548

Operating income (loss)	$(4,171)	$17,441	$12,650	$(10,074)	$15,846
Net income (loss)	$(5,505)	$16,178	$10,979	$(11,613)	$10,039

(1)
The fourth quarter 2021 net loss of $66.5 million is primarily due to a Change in fair value of warrant liabilities expense of $42.5 million that was recognized as a non-operating
expense, as well as approximately $13.3 million, which was primarily accelerated vesting of incentive plans related to the Business Combination.